UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :811-03451

Name of Registrant:    SEI Daily Income Trust

Address of Principal Executive Offices:
                       One Freedom Valley Drive
                       Oaks, Pennsylvania 19456

Name and address of agent of service:
                       CT Corporation
                       155 Federal Street
                       Boston, MA 02110

Registrant's telephone number including area code: 1-800-342-5734


Date of fiscal year end:
                       Jan 31

Date of reporting period:
                       07/01/2014    -   06/30/2015


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Registrant Name : SEI Daily Income Trust
Fund Name : Money Market Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : Government Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : Government II Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : Prime Obligation Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : Treasury Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : Treasury II Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : Ultra Short Duration Bond Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : Short-Duration Government Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : GNMA Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Daily Income Trust
Fund Name : Intermediate-Duration Government Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: SEI Daily Income Trust
By:         Robert A. Nesher
Name:       Robert A. Nesher
Title:      President
Date:       Aug 12 2015